Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Payables And Accruals [Abstract]
Refund liability	¥ 8,919,239
Accrued payroll and welfare	22,821,689		¥ 8,934,828
Accrued test monitoring fees	2,432,153		2,432,153
Accrued professional services expenses	3,489,512		755,849
Income taxes payable	679,961
Other current liabilities	9,404,500		5,989,109
Total accrued expenses and other payables	¥ 47,747,054	$ 6,858,437	¥ 18,111,939